Related Party Transactions (Details Narrative) - USD ($)			12 Months Ended
	Nov. 03, 2022	Oct. 08, 2021	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenue from sales			$ 28,674,000	$ 24,100,000
Other Operating Income				500,000
Loss Contingency, Receivable			$ 6,200,000
Legal settlements receivable percentage			50.00%
Biofrontera AG [Member]
Related Party Transaction [Line Items]
Other Receivables			$ 6,100,000
Loss Contingency, Receivable			6,400,000	11,300,000
Interest Income, Operating			100,000	0.0
License and Supply Agreement [Member] | Biofrontera Pharma GmbH [Member]
Related Party Transaction [Line Items]
Related party costs			16,600,000	9,400,000
Accounts payable related parties			1,300,000	300,000
License and Supply Agreement [Member] | Fifty Percent Of Anticipated Net Price [Member]
Related Party Transaction [Line Items]
Revenue from sales		$ 30,000,000
License and Supply Agreement [Member] | Forty Percent Of Anticipated Net Price [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Revenue from sales		30,000,000
License and Supply Agreement [Member] | Forty Percent Of Anticipated Net Price [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Revenue from sales		50,000,000
License and Supply Agreement [Member] | Thirty Percent Of Anticipated Net Price [Member]
Related Party Transaction [Line Items]
Revenue from sales		$ 50,000,000
Service Agreements [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss			6,500,000
Other Receivables			6,400,000
Service Agreements [Member] | Biofrontera AG [Member]
Related Party Transaction [Line Items]
Accounts payable related parties			200,000	200,000
Expenses related to service			700,000	700,000
Clinica Lamp Lease Agreement [Member] | Biofrontera Pharma GmbH [Member]
Related Party Transaction [Line Items]
Revenue from sales			100,000	100,000
Accounts Receivable, after Allowance for Credit Loss			100,000	100,000
Cutanea Acquisition Agreement [Member] | Maruho Co, Ltd. [Member]
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss				$ 100,000
Other Receivables			0
Share Purchase and Transfer Agreement [Member] | Maruho Co, Ltd. [Member]
Related Party Transaction [Line Items]
[custom:StockIssuedDuringPeriodValuesInvestmentInEquitySecurities]			$ 10,500,000
[custom:StockIssuedDuringPeriodSharesInvestmentInEquitySecurities]			6,466,949
[custom:StockIssuedDuringPeriodSharesPurchase]	1,674,996
[custom:TotalNumberOfSharesPurchased]	6,466,946
[custom:StockIssuedDuringPeriodValuesPurchase]	$ 1,700,000